Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative costs	$ 438,030	$ 433,001	$ 937,592		$ 804,255	$ 2,601,894	$ 2,440,245
Administrative expenses – related party	30,000	30,000	60,000		60,000	120,000	95,161
Franchise tax expense	57,517	50,000	137,517		62,534	162,534	200,500
Loss from operations	(525,547)	(513,001)	(1,135,109)		(926,789)	(2,884,428)	(2,735,906)
Interest income on investments held in the Trust Account	239,555	431,970	584,364		438,410	1,240,443	17,673
Interest expense on sponsor loans and mandatorily redeemable Class A common stock			(578,107)			(1,054,486)
Other income					579,294	579,294
Changes in fair value of warrant liability	353,091	429,072	(137,916)		3,622,210	5,121,408	3,016,913
Changes in fair value of FPS liability	(427,499)	657,626	(687,157)		704,955	(497,689)	(2,006,525)
Net income (loss) before provision for income taxes	(360,400)	1,005,667	(1,953,925)		4,418,080	2,504,542	(1,707,845)
Provision for income taxes	25,684	40,231	25,684		40,231	111,023
Net income (loss)	$ (386,084)	$ 965,436	$ (1,979,609)		$ 4,377,849	$ 2,393,519	$ (1,707,845)
Class A – Public shares
Weighted average number of shares of common stock outstanding:
Weighted average number of shares of common stock outstanding (in Shares)	1,436,589	22,120,073	2,017,374		23,122,479	17,420,341	19,931,507
Basic and diluted net income (loss) per share:
Basic net income (loss) per share of common stock (in Dollars per share)	$ (0.05)	$ 0.03	$ (0.22)		$ 0.15	$ 0.1	$ (0.06)
Class A – Private placement
Weighted average number of shares of common stock outstanding:
Weighted average number of shares of common stock outstanding (in Shares)	5,540,000	540,000	3,772,044	[1]	540,000	540,000	430,521
Basic and diluted net income (loss) per share:
Basic net income (loss) per share of common stock (in Dollars per share)	$ (0.05)	$ 0.03	$ (0.22)		$ 0.15	$ 0.1	$ (0.06)
Class B – Common stock
Weighted average number of shares of common stock outstanding:
Weighted average number of shares of common stock outstanding (in Shares)	1,250,000	6,250,000	3,017,956	[1]	6,250,000	6,250,000	6,097,945	[2]
Basic and diluted net income (loss) per share:
Basic net income (loss) per share of common stock (in Dollars per share)	$ (0.05)	$ 0.03	$ (0.22)		$ 0.15	$ 0.1	$ (0.06)

[1]	On March 6, 2023, the Company issued 5,000,000 shares of nonredeemable Class A common stock to the Sponsor upon the conversion of 5,000,000 shares of Class B common stock held by the Sponsor (see Note 6).
[2]	On March 16, 2021, 75,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).